INCOME TAXES	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Athena Technology Solutions Holdings, LLC
Income Taxes [Line Items]
INCOME TAXES
NOTE 8. INCOME TAXES
The Company is structured as a partnership and therefore is generally not subject to income taxes. Income taxes resulting from its operations are the responsibility of its members. The Company has certain wholly owned operating subsidiaries which are regarded corporations, subject to U.S. federal, state, and foreign taxes for the three months ended March 31, 2026 and 2025. The provision for income taxes for operating subsidiaries taxed as C corporations was $0 and $40 thousand during the three months ended March 31, 2026 and 2025, respectively.

13.	Income Taxes
The Company is structured as a partnership and therefore is generally not subject to income taxes. Income taxes resulting from its operations are the responsibility of its members. The Company has wholly owned operating subsidiaries which are regarded corporations, subject to U.S. federal, state, and foreign taxes for the years ended December 31, 2025 and 2024.
(Loss) income before income taxes for the years ended December 31, 2025 and 2024 consisted of the following:

(In thousands)	Year Ended December 31,
	2025	2024
United States	$(16,609)	$78,930
Foreign	—	26

(Loss) income before income taxes	$(16,609)	$78,956

The provision for income taxes for operating subsidiaries taxed as C corporations was $171 and $363 during the years ended December 31, 2025 and 2024, respectively.
The following table summarizes the differences between the reported provision for income taxes and income tax expense at the United States statutory rate of 21% as of December 31, 2025:

(In thousands)	Year Ended December 31, 2025
	Amount	Rate
Income tax expense at federal statutory rate	$(3,488)	21.0%
State and local income taxes, net of federal tax benefit *	41	(0.2)%
Change in valuation allowance	392	(2.4)%
Effect of flow-through entity	3,148	(19.0)%
Other	78	(0.5)%

Income tax expense	$171	(1.1)%

*	State taxes in Virginia made up the majority (greater than 50%) of the tax effect in this category

The following table summarizes the differences between the reported provision for income taxes and income tax expense at the United States statutory rate of 21% as of December 31, 2024:

(In thousands)	Year Ended December 31, 2024
Income tax expense at federal statutory rate	$16,580
State and local income taxes, net of federal tax benefit	(108)
Effect of flow-through entity	(17,170)
Foreign tax effects	1
Change in valuation allowance	800
Other, net	260

Income tax expense	$363

The provision for income taxes for the years ended December 31, 2025 and 2024 consisted of the following:

(In thousands)	Year Ended December 31,
	2025	2024
Current
U.S. federal	$70	$139
State	(43)	(45)
Foreign	—	9

Total current	27	103

Deferred
U.S. federal	95	178
State	49	82
Foreign	—	—

Total deferred	144	260

Provision for income taxes	$171	$363

Significant components of the deferred income tax assets and liabilities at December 31, 2025 and 2024 were as follows:

(In thousands)	December 31,
	2025	2024
Deferred income tax assets:
Accrued expenses and other current liabilities	$227	$244
R&D costs	—	860
Intangible assets	110	—
Lease liabilities	134	143
NOL and tax credit carryforwards	1,436	783
Interest deduction carryforwards	1,053	781

Total deferred income tax assets	2,960	2,811
Less: valuation allowance	(2,907)	(2,431)

Total deferred income tax assets, net	$53	$380

Deferred income tax liabilities:
Intangible assets	$—	$(140)
ROU assets	(127)	(135)
Property and equipment	(16)	(51)

Total deferred income tax liabilities	(143)	(326)

Net deferred income tax (liabilities) assets	$(90)	$54

Total income taxes paid (refunded) were $(83) and $67 during the years ended December 31, 2025 and 2024, respectively. These represent state income tax payments, as no U.S. federal or foreign payments were made.
Income taxes paid during the year ended December 31, 2025 that exceeded 5 percent of total income taxes paid (net of refunds received) in the following jurisdictions were as follows:

(In thousands)	Year Ended December 31, 2025
California	$29
Texas	24
Virginia	(137)
Other	1

Total income taxes paid (refunded)	$(83)

As of December 31, 2025, the Company has $406 of state net operating loss (“NOL”) carryforwards that expire between 2041 – 2044 and $158 of non-US
NOL carryforwards that will expire between 2032 – 2044. As of December 31, 2025, the Company also has $5,365 of U.S. federal and $3,545 of state NOL carryforwards that do not expire. As of December 31, 2025, the Company has $90 of state credit carryforwards that do not expire.
Management assessed the available positive and negative evidence to estimate whether sufficient future taxable income will be generated by the regarded corporations to permit use of the existing deferred tax assets. A significant piece of objective negative evidence evaluated was the cumulative loss incurred at the regarded corporations over the three-year period ended December 31, 2025. Such objective evidence limits the ability to consider other subjective evidence, such as the Company’s projections for future profitability. On the basis of this evaluation, as of December 31, 2025 and 2024, a valuation allowance of $2,907 and $2,431, respectively, has been recorded to recognize only the portion of the deferred tax assets that is more likely than not to be realized. The valuation allowance recorded is primarily related to U.S. federal deferred tax assets that are not expected to be realized. The amount of the deferred tax assets considered realizable, however, could be adjusted if additional objectively verifiable positive evidence materializes in future reporting periods, such as a demonstrated operating profitability. The following table presents the change in the valuation allowance for the years ended December 31, 2025 and 2024:

(In thousands)	December 31,
	2025	2024
Beginning balance	$2,431	$1,631
Change in valuation allowance in tax expense	476	800

Ending balance	$2,907	$2,431

The Company accounts for uncertainty in income taxes in accordance with ASC Subtopic
740-10.
The Company recognizes the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained upon examination by taxing authorities, based on the technical merits of the position. The tax benefits recognized in the consolidated financial statements are measured based on the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement. The Company did not have unrecognized tax benefits as of December 31, 2025 or 2024.
The Company files tax returns in the U.S. federal and state jurisdictions. The Company is no longer subject to U.S. federal examinations by the Internal Revenue Service for years before 2022 and is no longer subject to examinations by state authorities before 2021.